Eaton Vance
Tax-Managed Small-Cap Fund
July 31, 2023 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2023, the value of the Fund’s investment in the Portfolio was $126,710,560 and the Fund owned 65.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio
July 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.5%
Security	Shares	Value
Aerospace & Defense — 2.3%
Hexcel Corp.	16,646	$ 1,176,539
Woodward, Inc.	27,453	3,304,792
		$ 4,481,331
Automobile Components — 3.9%
Atmus Filtration Technologies, Inc.(1)	30,114	$ 718,219
Dorman Products, Inc.(1)	58,024	4,914,052
Visteon Corp.(1)	12,376	1,907,018
		$ 7,539,289
Automobiles — 0.5%
Harley-Davidson, Inc.	26,849	$ 1,036,640
		$ 1,036,640
Banks — 4.4%
Commerce Bancshares, Inc.	51,440	$ 2,735,579
Community Bank System, Inc.	32,351	1,741,454
SouthState Corp.	37,538	2,915,577
Stock Yards Bancorp, Inc.	25,477	1,218,055
		$ 8,610,665
Building Products — 6.0%
AAON, Inc.	29,966	$ 3,154,221
AZEK Co., Inc. (The), Class A(1)	122,153	3,811,174
CSW Industrials, Inc.	17,501	3,159,805
Hayward Holdings, Inc.(1)	77,843	1,039,982
Janus International Group, Inc.(1)	43,380	495,400
		$ 11,660,582
Capital Markets — 2.5%
Cohen & Steers, Inc.	40,159	$ 2,582,626
Stifel Financial Corp.	35,954	2,284,517
		$ 4,867,143
Chemicals — 1.9%
Quaker Chemical Corp.	18,227	$ 3,652,326
		$ 3,652,326
Commercial Services & Supplies — 1.5%
Rentokil Initial PLC ADR	69,691	$ 2,843,393
		$ 2,843,393
Security	Shares	Value
Consumer Staples Distribution & Retail — 3.9%
Casey's General Stores, Inc.	12,298	$ 3,107,213
Chefs' Warehouse, Inc. (The)(1)	41,548	1,509,854
Performance Food Group Co.(1)	51,067	3,051,764
		$ 7,668,831
Containers & Packaging — 2.0%
AptarGroup, Inc.	31,888	$ 3,873,117
		$ 3,873,117
Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc.(1)	19,713	$ 1,912,752
		$ 1,912,752
Diversified REITs — 2.5%
Essential Properties Realty Trust, Inc.	194,237	$ 4,768,518
		$ 4,768,518
Electric Utilities — 1.2%
IDACORP, Inc.	22,219	$ 2,284,558
		$ 2,284,558
Financial Services — 1.4%
Euronet Worldwide, Inc.(1)	31,310	$ 2,751,210
		$ 2,751,210
Food Products — 1.9%
J&J Snack Foods Corp.	13,818	$ 2,215,302
Lancaster Colony Corp.	4,689	903,242
Simply Good Foods Co. (The)(1)	13,805	534,391
		$ 3,652,935
Gas Utilities — 2.6%
ONE Gas, Inc.	62,703	$ 4,961,688
		$ 4,961,688
Ground Transportation — 1.6%
Landstar System, Inc.	14,840	$ 3,021,276
		$ 3,021,276
Health Care Equipment & Supplies — 6.7%
Envista Holdings Corp.(1)	105,996	$ 3,647,322
ICU Medical, Inc.(1)	9,040	1,610,747
Integer Holdings Corp.(1)	21,521	1,990,262

Tax-Managed Small-Cap Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Integra LifeSciences Holdings Corp.(1)	37,878	$ 1,722,313
Neogen Corp.(1)	176,677	4,097,140
		$ 13,067,784
Health Care Providers & Services — 11.4%
Addus HomeCare Corp.(1)	14,661	$ 1,342,508
Agiliti, Inc.(1)	192,172	3,299,593
Chemed Corp.	9,941	5,180,156
Option Care Health, Inc.(1)	44,311	1,496,825
Premier, Inc., Class A	94,125	2,611,969
R1 RCM, Inc.(1)	208,878	3,609,412
U.S. Physical Therapy, Inc.	38,809	4,512,322
		$ 22,052,785
Hotels, Restaurants & Leisure — 4.3%
Papa John's International, Inc.	25,814	$ 2,134,818
Texas Roadhouse, Inc.	10,134	1,130,447
Wyndham Hotels & Resorts, Inc.	65,602	5,111,708
		$ 8,376,973
Industrial REITs — 4.1%
EastGroup Properties, Inc.	22,005	$ 3,898,846
Rexford Industrial Realty, Inc.	28,203	1,553,703
Terreno Realty Corp.	40,692	2,414,664
		$ 7,867,213
Insurance — 8.2%
AMERISAFE, Inc.	28,060	$ 1,462,487
RLI Corp.	23,812	3,176,759
Ryan Specialty Holdings, Inc., Class A(1)	65,836	2,853,332
Selective Insurance Group, Inc.	37,493	3,868,903
White Mountains Insurance Group, Ltd.	2,897	4,481,717
		$ 15,843,198
Leisure Products — 0.7%
Brunswick Corp.	16,159	$ 1,394,683
		$ 1,394,683
Machinery — 2.7%
Albany International Corp., Class A	13,898	$ 1,338,099
Middleby Corp.(1)	25,649	3,894,801
		$ 5,232,900
Professional Services — 3.1%
CBIZ, Inc.(1)	104,123	$ 5,507,066
Security	Shares	Value
Professional Services (continued)
NV5 Global, Inc.(1)	3,829	$ 419,467
		$ 5,926,533
Retail REITs — 1.3%
NETSTREIT Corp.	139,681	$ 2,498,893
		$ 2,498,893
Software — 8.3%
Altair Engineering, Inc., Class A(1)	52,983	$ 3,970,546
Clearwater Analytics Holdings, Inc., Class A(1)	108,405	1,867,818
Envestnet, Inc.(1)	63,643	3,944,593
PowerSchool Holdings, Inc., Class A(1)	44,207	1,068,483
Progress Software Corp.	44,923	2,698,076
SPS Commerce, Inc.(1)	14,429	2,602,847
		$ 16,152,363
Specialized REITs — 1.4%
CubeSmart	64,989	$ 2,817,923
		$ 2,817,923
Specialty Retail — 3.4%
RH(1)	2,872	$ 1,114,825
Valvoline, Inc.	145,360	5,519,319
		$ 6,634,144
Trading Companies & Distributors — 2.8%
Core & Main, Inc., Class A(1)	132,510	$ 4,188,641
Herc Holdings, Inc.	9,350	1,251,311
		$ 5,439,952
Total Common Stocks (identified cost $146,264,758)		$192,891,598

Tax-Managed Small-Cap Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(2)	1,542,259	$ 1,542,259
Total Short-Term Investments (identified cost $1,542,259)		$ 1,542,259
Total Investments — 100.3% (identified cost $147,807,017)		$194,433,857
Other Assets, Less Liabilities — (0.3)%		$ (495,883)
Net Assets — 100.0%		$193,937,974
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

The Portfolio did not have any open derivative instruments at July 31, 2023.
Affiliated Investments
At July 31, 2023, the value of the Portfolio’s investment in funds that may be deemed to be affiliated was $1,542,259, which represents 0.8% of the Portfolio’s net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,430,229	$31,290,255	$(35,178,225)	$ —	$ —	$1,542,259	$102,323	1,542,259
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$192,891,598*	$ —	$ —	$192,891,598
Short-Term Investments	1,542,259	—	—	1,542,259
Total Investments	$194,433,857	$ —	$ —	$194,433,857
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Tax-Managed Small-Cap Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.